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                                ING MUTUAL FUNDS
                           ING Global Real Estate Fund

                       Supplement Dated November 12, 2003
                    to the International Equity Funds and the
                     Global Equity Funds Class Q Prospectus
                               Dated March 1, 2003

On November 11, 2003, the Board of Trustees of ING Mutual Funds approved the dissolution of Class Q shares of ING Global Real Estate Fund (the "Fund"). Effective immediately, the Fund will cease the public offering of its Class Q shares. No investments in Class Q shares of the Fund will be accepted. All references to the ING Global Real Estate Fund Class Q shares in the Prospectus are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                ING MUTUAL FUNDS
                           ING Global Real Estate Fund

                       Supplement Dated November 12, 2003
                   to the Statement of Additional Information
                               Dated March 1, 2003
                         (As Supplemented July 1, 2003)


On November 11, 2003, the Board of Trustees of ING Mutual Funds approved the dissolution of Class Q shares of ING Global Real Estate Fund (the "Fund"). Effective immediately, the Fund will cease the public offering of its Class Q shares. No investments in Class Q shares of the Fund will be accepted. All references to the ING Global Real Estate Fund Class Q shares in the Statement of Additional Information are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE